Land Use Rights, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Land Use Rights Net [Abstract]
Estimated usage term period	50 years
Amortization expenses	$ 325	$ 303	$ 302
Description of future amortization expense	Future amortization expense is $325 per year for each of the next five years through December 31, 2026 and thereafter.